Exhibit 99.1

Flagship Credit Auto Trust 2017-3

Automobile Receivables Backed Notes

Sample Automobile Loan Contracts Agreed-Upon Procedures

Report To:

FCA Asset Securities LLC

FC Funding LLC

4 August 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

FCA Asset Securities LLC

FC Funding LLC

3 Christy Drive, Suite 201

Chadds Ford, Pennsylvania 19317

Re:	Flagship Credit Auto Trust 2017-3

Automobile Receivables Backed Notes (the “Notes”)

Sample Automobile Loan Contracts Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by FCA Asset Securities LLC (the “Depositor”), FC Funding LLC (the “Sponsor”) and Barclays Capital Inc. (“Barclays,” together with the Depositor and Sponsor, the “Specified Parties”), solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Automobile Loan Contracts”) relating to the Flagship Credit Auto Trust 2017-3 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	An electronic data file labeled “FCAT 2017-3 Datatape 063017(no summary).xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information on certain sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Preliminary Automobile Loan Contracts”) as of 30 June 2017 (the “Preliminary Cutoff Date”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Automobile Loan Contracts,

b.	Imaged copies of:

i.	The retail installment sale contract, motor vehicle retail installment sales contract, simple interest vehicle contract, assignment of installment contract and amendment or correction letter (as applicable, and collectively, the “Contract”),

ii.	Certain printed screen shots and payment histories from the Sponsor’s (or an affiliate of the Sponsor’s) servicing system (the “Servicing System Screen Shots”),

iii.	The certificate of title or other related documents (as applicable, and collectively, the “Title”) and

iv.	The usury adjustment tool screen shot, if applicable, (the “Usury Adjustment Tool”)

relating	to the Sample Automobile Loan Contracts (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which are listed on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, instructed us to obtain certain screen shots (as applicable, the “Defi System Screen Shots,” together with the Servicing System Screen Shots, the “System Screen Shots,” and together with the Contract, Title and Usury Adjustment Tool, the “Source Documents”) from the Sponsor’s internet website “https://flagship.defisolutions.com/ui/login.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Data File, Sample Characteristics, Source Documents and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us, or that we were instructed to obtain, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Automobile Loan Contracts or Automobile Loan Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Automobile Loan Contracts,

iii.	Whether the originators of the Automobile Loan Contracts complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 August 2017

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 200 Preliminary Automobile Loan Contracts from the Preliminary Data File (the “Sample Automobile Loan Contracts”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Automobile Loan Contracts they instructed us to randomly select from the Preliminary Data File.

For the purpose of the procedures described in this report, the 200 Sample Automobile Loan Contracts are referred to as Sample Automobile Loan Contract Numbers 1 through 200.

2.	For each Sample Automobile Loan Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Contract ID	Contract ID	System Screen Shots	i.

Platform	Platform	Contract or Title	ii.

Note date	Contract (Note) Date	Contract, Title or System Screen Shots	iii.

Vehicle identification number	Vin	Contract or Title	ii.

Original amount financed	Original Amt Financed	Contract	iv.

Original interest rate/APR	Original Rate	Contract, Usury Adjustment Tool or System Screen Shots	v., vi.

Original monthly payment amount	Original Payment	Contract, Usury Adjustment Tool or System Screen Shots	vi.

Original term (months)	Original Term	Contract

Model year	Modelyr	Contract

Model	Model	Contract or System Screen Shots	vii.

Customer state	Customer State	System Screen Shots

Current principal balance	Current Principal Balance	System Screen Shots	viii.

Number of deferred payments (extensions)	Number of Extensions	System Screen Shots	viii.

Number of times delinquent 30 days	Ntd30 59	System Screen Shots	viii.

Maturity date	Maturity Date	(a) System Screen Shots or (b) Contract and recalculation	ix.

FICO score	High FICO	System Screen Shots	x.

Original loan-to-value ratio	Book LTV	Contract, System Screen Shots and recalculation	xi.

Remaining term (months)	Remaining Term	System Screen Shots, Contract and recalculation	xii.

Bankruptcy and repossession	BK/Repo Flag	System Screen Shots	xiii.

Product type	Product	System Screen Shots or Contract	xiv.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.
ii.	For the purpose of comparing the platform and vehicle identification number Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Contract or Title (subject to the additional instruction described in the succeeding paragraph of this note ii., as applicable). We performed no procedures to reconcile any differences that may exist between the Contract and Title with regard to the platform or vehicle identification number Sample Characteristics.

For the purpose of comparing the platform Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation and truncation.

iii.	For the purpose of comparing the note date Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Contract, Title or System Screen Shots. We performed no procedures to reconcile any differences that may exist between the Contract, Title or System Screen Shots with regard to the note date Sample Characteristic.
iv.	For the purpose of comparing the original amount financed Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.
v.	For the purpose of comparing the original interest rate/APR Sample Characteristic for each Sample Automobile Loan Contract with (i) a platform value of “CFC” and (ii) a source value of “RATE GENIUS,” both as shown on the Preliminary Data File (the “Sample CFC Rate Genius Automobile Loan Contracts”), the Sponsor, on behalf of the Depositor, instructed us to use the lowest original interest rate/APR value that is shown on the Contract in cases where more than one original interest rate/APR is shown on the Contract. We performed no procedures to reconcile any contradictory information on the Contract with regard to the original interest rate/APR Sample Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the:

a.	Original interest rate/APR Sample Characteristic for each Sample Automobile Loan Contract (except for (i) the Sample CFC Rate Genius Automobile Loan Contracts and (ii) Sample Automobile Loan Contract Number 200) and

b.	Original monthly payment amount Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Number 200),

the Sponsor, on behalf of the Depositor, instructed us to use the Usury Adjustment Tool as the Source Document if the original interest rate/APR or original monthly payment amount, both as shown on the Contract, are different than the original interest rate/APR or original monthly payment amount, both as shown on the Preliminary Data File.

For the purpose of comparing the original interest rate/APR and original monthly payment amount Sample Characteristics for Sample Automobile Loan Contract 200, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

vii.	For the purpose of comparing the model Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Contract or System Screen Shots and

b.	Ignore differences due to abbreviation and truncation.

We performed no procedures to reconcile any differences that may exist between the Contract and System Screen Shots with regard to the model Sample Characteristic.

viii.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Preliminary Cutoff Date. For the purpose of comparing the:

a.	Current principal balance,

b.	Number of deferred payments (extensions) and

c.	Number of times delinquent 30 days

Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Preliminary Cutoff Date.

Exhibit 1 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Numbers 6 and 58), the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the maturity date Sample Characteristic for Sample Automobile Loan Contract Numbers 6 and 58, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by:

a.	Adding the number of months resulting from subtracting:

i.	1 from

ii.	The original term (months), as shown on the Contract, to

b.	The beginning monthly payment date, as shown on the Contract.

x.	We were instructed by the Sponsor, on behalf of the Depositor, not to compare the FICO score Sample Characteristic for Sample Automobile Loan Contracts with a FICO score value of “0,” as shown on the Preliminary Data File.

Additionally, for the purpose of comparing the FICO score Sample Characteristic for each Sample Automobile Loan Contract (except for the Sample Automobile Loan Contracts described in the preceding paragraph of this note x.), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the FICO score, as shown on the Preliminary Data File, agreed to at least one FICO score, as shown on the corresponding System Screen Shots. We performed no procedures to reconcile any differences that may exist between multiple FICO scores that are shown on the System Screen Shots.

xi.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

a.	Dividing the:

(1)	Original amount financed, as shown on the Contract,

by

(2)	Total value, adj. wholesale or contract vehicle MSRP, as applicable, as shown on the System Screen Shots,

and

b.	Rounding the resulting percentage obtained in a. above to the second decimal place (XX.XX%).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

Exhibit 1 to Attachment A

Notes: (continued)

xii.	For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by:

a.	Subtracting the:

(1)	Number of payments made, as shown on the System Screen Shots (subject to the instruction provided by the Sponsor, on behalf of the Depositor, that is described in the succeeding paragraph of this note xii.), from

(2)	Original term (months), as shown on the Contract,

and

b.	Adding the number of deferred payments (extensions), as shown on the System Screen Shots (and in accordance with note viii. above), to the result obtained in a. above.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Preliminary Cutoff Date. For the purpose of using the number of payments made, as shown on the System Screen Shots, to recalculate the remaining term (months), the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Preliminary Cutoff Date.

xiii.	For the purpose of comparing the bankruptcy and repossession Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, indicated that a bankruptcy and repossession value of “none,” as shown on the Preliminary Data File, corresponds to a bankruptcy and repossession value of “0”, “07” or “X,” as shown on the System Screen Shots.

Exhibit 1 to Attachment A

Notes: (continued)

xiv.	For the purpose of comparing the product type Sample Characteristic for each Sample Automobile Loan Contract with a platform value of “FCA,” as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, indicated that a product type of:

a.	“Direct auto retail,” as shown on the Preliminary Data File, corresponds to a:

i.	Dealer of “blue yield,” as shown on the System Screen Shots, or

ii.	Seller/creditor of “blue yield,” as shown on the Contract,

and

b.	“Indirect auto retail,” as shown on the Preliminary Data File, corresponds to a:

i.	Dealer other than “blue yield,” as shown on the System Screen Shots, or

ii.	Seller/creditor other than “blue yield,” as shown on the Contract.

For the purpose of comparing the product type Sample Characteristic for each Sample Automobile Loan Contract with a platform value of “CFC,” as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.